Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net

(5) Property, Plant and Equipment, net

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Building	12,317	12,317
Office equipment, furniture and fixtures	141,313	162,573
Motor vehicles	19,694	18,641
Leasehold improvements	36,791	39,993
Total	210,115	233,524
Less: Accumulated depreciation	(163,315)	(191,945)
Construction in progress	—	56,880
	46,800	98,459

No impairment for property, plant and equipment was recorded for the years ended December 31, 2020, 2021 and 2022.